Subsequent Events	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Subsequent Events
38.	SUBSEQUENT EVENTS
On January 10, 2023, the Company issued the following NOs:

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NO Class XXI denominated in dollars and payable in pesos accruing interest at a fixed rate of 1% maturing in 36 months to be integrated mainly in cash at payment exchange rate and, to a lesser extent due, in kind by surrendering Class XIV NO at the swap ratio, in a principal amount of 230.

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NO Class XXII denominated and payable in pesos accruing interest at a variable rate maturing in 18 months from the issue and settlement date and payable in cash and in Pesos, in a principal amount of $ 12.488 million.

As of the date of issuance of these consolidated financial statements, March 9, 2023, there are no other significant subsequent events that require adjustments or disclosure in the financial statements of the Group as of December 31, 2022, or their description in note to these consolidated financial statements, which were not already considered in such consolidated financial statements according to IFRS.
These consolidated financial statements as of December 31, 2022, were approved by the Board of Director’s meeting and authorized to be issued on March 9, 2023 and will be considered at the next Shareholders’ Meeting.